UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               02-15-2012
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:  $   198,395
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                  Common         002824100    13,148      234,800    SH           sole         none       234,800
AES CORPPfd. C          Pfd 6.75%      00808N202     2,322       47,400    SH           sole         none        47,400
Allstate                Common         020002101     8,130      277,000    SH           sole         none       277,000
AMERCO                  Common         023586100    21,640      244,800    SH           sole         none       244,800
Agenus                  Common         00847G705       467      233,515    SH           sole         none       233,515
Sandridge Energy        Common         80007P307     3,118      382,168    SH           sole         none       382,168
Sandridge Energy        Pfd 8.5%       80007P604     7,440       60,000    SH           sole         none        60,000
ATP Oil & Gas           Pfd 8% 144A    00208J702     6,738      187,190    SH           sole         none       187,190
ATP Oil & Gas           Pfd 8%         00208J801       976       25,700    SH           sole         none        25,700
Calpine                 Common         131347304     4,422      294,849    SH           sole         none       294,849
Biosante                Cv 3.125%      150921ac8     1,800    2,015,000   PRN           sole         none     2,015,000
BPZ Resources           Cv 6.5%        055639aa6     2,478    3,000,000   PRN           sole         none     3,000,000
DeCode Genetics         Cv 3.5%        243586AB0       156   24,787,000   PRN           sole         none    24,787,000
Direct TV               Common         25490A101     3,656       86,500    SH           sole         none        86,500
Double Eagle            Common         258570209       999      156,919    SH           sole         none       156,919
DURECT CORP             Common         266605104     1,957    1,215,973    SH           sole         none     1,215,973
EDAP                    Common         268311107     1,343      795,155    SH           sole         none       795,155
ELAN CORP PLC           Common         284131208     1,946      184,900    SH           sole         none       184,900
Endeavor                Cv 5.5%        29257MAD2     2,400    3,000,000   PRN           sole         none     3,000,000
Exxon                   Common         30231G102       376        5,184    SH           sole         none         5,184
Flotek                  Common         343389102    10,434    1,047,671    SH           sole         none     1,047,671
Nextera Energy          Common         302571104     6,671      124,000    SH           sole         none       124,000
GAINSCO INC             Common         363127200     1,302      240,727    SH           sole         none       240,727
Hospira                 Common         441060100       370       10,000    SH           sole         none        10,000
IBM                     Common         459200101     6,974       37,700    SH           sole         none        37,700
Integrys Energy         Common         92931B106     1,852       38,094    SH           sole         none        38,094
Intermune               Cv 5.0%        45884XAD5       520      500,000   PRN           sole         none       500,000
INTERNET CAPITAL        Common         46059C205     1,697      184,300    SH           sole         none       184,300
ISIS PHARMACEUTICALS    Cv 2.625%      464337AD6     2,685    3,000,000   PRN           sole         none     3,000,000
ISIS PHARMACEUTICALS    Cv 2.625%      464337AE4     4,272    4,800,000   PRN           sole         none     4,800,000
Kinross                 Common         496902404     3,931      344,848    SH           sole         none       344,848
Kellogg                 Common         487836108       235        4,436    SH           sole         none         4,436
Mannkind                Cv 3.75%       56400PAA0     8,095   15,275,000   PRN           sole         none    15,275,000
Mannkind                Cv 5.75% 144A  56400PAB8     3,420    5,700,000   PRN           sole         none     5,700,000
MERCK & CO INC          Common         589331107     9,937      261,500    SH           sole         none       261,500
Midway Games            Cv 6%          598148AB0       381    2,700,000   PRN           sole         none     2,700,000
Titan Wheel             Common         88830m102     5,838      300,000    SH           sole         none       300,000
Titan Wheel             Cv 5.625%      888305aa7     2,400    1,000,000    SH           sole         none     1,000,000
Omega Protein           Common         68210P107     5,813      640,270    SH           sole         none       640,270
Oscient Pharm Corp      Cv 12.5%       68812RAD7       129    2,499,575   PRN           sole         none     2,499,575
PFIZER INC              Common         717081103     9,030      430,000    SH           sole         none       430,000
Pepco Holding           Common         713291102     1,152       60,900    SH           sole         none        60,900
RLI CORP                Common         749607107     5,540       76,000    SH           sole         none        76,000
Solitario               Common         8342EP107       436      254,040    SH           sole         none       254,040
Unisource Energy        Common         909205106     4,085      114,200    SH           sole         none       114,200
Unisource Energy        Cv 4.5%        909205ab2     4,320    4,000,000   PRN           sole         none     4,000,000
US Ecology              Common         91732J102     1,223       67,987    SH           sole         none        67,987
Astrotech               Common         846243400       652    1,070,073    SH           sole         none     1,070,073
Vion Pharmacueticals    Cv 7.75%       927624AA4        17      840,000   PRN           sole         none       840,000
Viropharma              Cv 2%          928241AH1     4,200    3,000,000   PRN           sole         none     3,000,000
XM Sirius               Cv 7%          98375YAU0     4,680    4,000,000   PRN           sole         none     4,000,000
XEL Energy              Common         98389B100       592       24,011    SH           sole         none        24,011